Shareholder Report, Holdings (Details) - C000091471	Oct. 31, 2024
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Total Long Exposure	33.80%
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Total Long Exposure	15.60%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Total Long Exposure	4.60%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Total Long Exposure	4.50%
CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Total Long Exposure	4.20%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
CurrencyExposure_Short_South Africa
Holdings [Line Items]
Percent of Total Short Exposure	(4.20%)
CurrencyExposure_Short_Philippines
Holdings [Line Items]
Percent of Total Short Exposure	(5.10%)
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Total Short Exposure	(18.40%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Total Short Exposure	(14.70%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
AssetLoan Participation Notes
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	3.30%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.20%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	7.40%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	19.90%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	56.00%